UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------


                                    FORM 13F


                              FORM 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended September 30, 2002

If amended report check here:    [_]                      Amendment Number:_____

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries.


                            HEWLETT-PACKARD COMPANY
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                    Name of Institutional Investment Manager


     3000 HANOVER STREET MS 1050          PALO ALTO          CA           94304
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Business Address     (Street)              (City)          (State)         (Zip)



Form 13F File Number:  28-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


                                 Vice President,
Charles N. Charnas           Deputy General Counsel                 650-857-6162
                            and Assistant Secretary
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Name                                (Title)                              (Phone)



                                       -----------------------------------------
                                                  Charles N. Charnas



                                          Palo Alto, CA      November___, 2002
                                       -----------------------------------------
                                             (Place and Date of Signing)



Report Type:

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   18

Form 13F Information Table Value Total:   $33,983
                                           (thousands)


List of Other Included Managers:  NONE

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                           FORM 13F INFORMATION TABLE




FORM 13-F                             09/30/02
REPORTING MANAGER:                    HEWLETT-PACKARD COMPANY

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ITEM 1                    ITEM 2    ITEM 3       ITEM 4      ITEM 5            ITEM 6            ITEM 7            ITEM 8
                                                  FAIR                   INVESTMENT DISCRETION                 VOTING AUTHORITY
NAME OF ISSUER            TITLE                  MARKET     SHARES OR                  SHARED
                           OF        CUSIP        VALUE     PRINCIPAL    SOLE  SHARED   OTHER     MANA-    SOLE       SHARED    NONE
                          CLASS     NUMBER       (x$1000)    AMOUNT      (A)    (B)      (C)      GERS     (A)         (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies .... Common    00846U101    11,558        884,961   X                        HP          884,961
Allscripts Health
  Solutions, Inc......... Common    01988P108     1,083        378,501   X                        HP          378,501
Argonaut Technologies
  Inc.................... Common    040175101        12         12,135   X                        HP           12,135
Broadvision Inc.......... Common    111412607        57         46,174   X                        HP           46,174
CMGI Inc................. Common    125750109     8,487     24,249,767   X                        HP       24,249,767
Click Commerce, Inc...... Common    18681D208       373        324,578   X                        HP          324,578
Crossroads Systems Inc... Common    22765D100       594      1,023,819   X                        HP        1,023,819
Digex Inc................ Class A   253756100         9         50,000   X                        HP           50,000
DigiMarc Corp............ Common    253807101     3,501        300,000   X                        HP          300,000
Divine Inc............... Class A   255402406     1,130        426,494   X                        HP          426,494
Novadigm Inc............. Common    669937104     1,880        940,000   X                        HP          940,000
Openwave Systems Inc..... Common    683718100       868      1,399,295   X                        HP        1,399,295
Opsware Inc.............. Common    68383A101       632        877,192   X                        HP          877,192
Red Hat Inc.............. Common    756577102     1,837        386,780   X                        HP          386,780
S1 Corp.................. Common    78463B101       976        182,004   X                        HP          182,004
Selectica................ Common    816288104        71         37,552   X                        HP           37,552
724 Solutions ........... Common    81788Q100       499      1,557,916   X                        HP        1,557,916
Sun Microsystems......... Common    866810104       416        160,452   X                        HP          160,452

GRAND TOTAL (Thousands):                         33,983